Stock-Based Compensation (Details) - Summary of restricted stock units (RSUs) activity - Restricted Stock Units (RSUs) [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
RSUs vested	(810,967)
2010 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, December 31, 2020	2,090,865	1,001,898
RSUs granted	634,000	1,859,600
RSUs vested	(810,967)	(445,020)
RSUs canceled	(206,035)	(325,613)
Balance, December 31, 2021	1,707,863	2,090,865
Balance, December 31, 2020	$ 2.34	$ 1.94
RSUs granted	1.28	2.48
RSUs vested	2.52	2.01
RSUs canceled	1.87	2.36
Balance, December 31, 2021	$ 1.91	$ 2.34